Note 18 - Other Supplemental Information	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
18.	Other supplemental information

	2014	2013	2012

Franchisor operations
Revenues	$90,684	$80,450	$75,025
Operating earnings	22,071	19,435	16,801
Initial franchise fee revenues	5,042	5,817	5,950

Cash payments made during the period
Income taxes	$56,336	$46,159	$25,673
Interest	15,370	17,314	18,860

Non-cash financing activities
Increases in capital lease obligations	$3,714	$2,215	$2,948

Other expenses
Rent expense	$73,281	$69,489	$68,580